Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000012179 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012179 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012179 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012179 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012179 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012179 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000012179 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000012179 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012179 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000012179 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012179 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012179 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012178 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012178 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012178 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012178 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000012178 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012178 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000012178 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000012178 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012178 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000012178 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012178 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012178 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012181 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012181 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012181 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012181 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012181 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012181 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012181 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000012181 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012181 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000012181 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012181 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012181 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012181 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012180 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012180 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012180 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012180 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012180 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000012180 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012180 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000012180 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012180 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012180 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012180 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%